TAXATION - Movement of Valuation Allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
At beginning of year	¥ (217,124)	¥ (136,847)	¥ (144,317)
Current year additions	(216,260)	(88,667)	(37,426)
Utilization and reversal of valuation allowances	111,296	8,390	44,896
Decrease of valuation allowances related to the disposal of a subsidiary	78,947
At end of year	¥ (243,141)	¥ (217,124)	¥ (136,847)